Revolving term credit facilities (Details) $ in Millions				1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 18, 2018 USD ($)	Oct. 17, 2018 USD ($)	Mar. 20, 2017 USD ($) item	Oct. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Credit Facility
Revolving term credit facility
Term of credit facility						5 years
Maximum borrowing capacity						$ 1,000.0
Amount outstanding						0.0	$ 0.0
Debt issuance costs capitalised						$ 2.7	2.5
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility						30 days
Stamping fee (as a percent)						1.10%
Standby fee (as a percent)						0.22%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility						180 days
Stamping fee (as a percent)						2.20%
Standby fee (as a percent)						0.44%
Credit Facility | Subsequent borrowings under credit facilities
Revolving term credit facility
Proceeds from draw of Credit Facility		$ 200.0		$ 200.0
Credit Facility | 30-day Libor | Subsequent borrowings under credit facilities
Revolving term credit facility
Spread on variable rate (as a percent)		1.10%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)						0.10%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)						1.20%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)						1.10%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)						2.20%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)						0.10%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)						1.20%
FNBC Credit Facility
Revolving term credit facility
Maturity period			1 year
Maximum borrowing capacity			$ 100.0
Proceeds from draw of Credit Facility					$ 20.0
Repayment of credit facility					$ 20.0
Amount outstanding						$ 0.0	0.0
Number of additional extensions available | item			1
Extension period available			1 year
Debt issuance costs capitalised						$ 0.1	$ 0.1
FNBC Credit Facility | Subsequent borrowings under credit facilities
Revolving term credit facility
Proceeds from draw of Credit Facility	$ 7.0
FNBC Credit Facility | 30-day Libor | Subsequent borrowings under credit facilities
Revolving term credit facility
Spread on variable rate (as a percent)	1.35%